Subsequent events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent events
17. Subsequent events

On June 18, 2012, the Company declared a cash dividend of $810, or $0.05 per common share, and a special dividend of $1,619, or $0.10 per common share, each payable on July 27, 2012 to shareholders of record as of July 6, 2012.